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September 26, 2006	39852.00008

Via EDGAR

Mara L. Ransom
Special Counsel
Office of Mergers and Acquisitions
United States Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549-3268

Re:          Summa Industries
Schedule TO-T filed by Habasit Holding USA, Inc. and Habasit Holding AG
Filed September 8, 2006
SEC File No. 5-30794

Dear Ms. Ransom:

On behalf of our clients, Habasit Holding USA, Inc. (“Purchaser”) and Habasit Holding AG (“Habasit” and together with Purchaser, the “Filers”),  we are submitting the Filers’ response to Staff comments conveyed in the Staff comment letter dated September 14, 2006 (the “Comment Letter”).  This letter is submitted along with Amendment No. 1 to the Filers’ Schedule TO-T (the “Amendment”).  The changes made in the Amendment include those made in response to the Comment Letter.

With respect to the Comment Letter, the response of the Filers to each of the Staff’s comments are set forth below on the Filers’ behalf, together with the related comments. The headings and numbers of the responses coincide with the headings and comment numbers set forth in the Comment Letter.

Schedule TO-T

Offer to Purchase for Cash

Summary Term Sheet, page 1

1.             Revise your disclosure in the Q&A entitled “If I tender any Shares, when will I get paid?” to clarify that you will pay the exchange consideration “promptly” following the expiration of the offer, and not after acceptance of the Shares for exchange.  Refer to Rules 13e-4(f)(5) and 14e-1(c) and the similar disclosure you have provided in Section 2 – Acceptance for Payment and Payment for Shares.

Response:

The first sentence of the Q&A entitled “If I tender any Shares, when will I get paid?” has been revised to say that the Purchaser will pay for Shares tendered promptly upon the expiration of the Offer.

2.             Clarify your disclosure in the Q&A entitled “If I decide not to tender, how will the Offer affect my Shares?” to discuss the circumstances under which the Merger might not take place.  Specifically, because the Offer is subject to the Minimum Condition, it would appear that the vote of shareholders will be assured such that the Merger will likely be effectuated if the Offer is completed.  Is the Minimum Condition waivable?  Are there other circumstances in which you may complete the Offer but not the Merger?

Response:

The Q&A entitled “If I decide not to tender, how will the Offer affect my Shares?” has been revised to describe the circumstances under which the Minimum Condition may be waived and in which Offer could be completed but the Merger not consummated.

Introduction, page 8

3.             You mention that there is an aggregate of 995,394 Shares reserved for issuance upon the exercise or conversion of outstanding options, warrants, rights and convertible securities.  Are any or all of these securities exercisable or convertible at this time such that the holders of these securities could tender the underlying Shares into the Offer?  If so, how would this impact the number of shares necessary to satisfy the Minimum Condition?  How many shares are subject to the Stockholder Tender Agreement such that a portion of the Minimum Condition has already been satisfied?  Please revise.

Response:

The fifth paragraph of the Introduction on page 8 has been revised to clarify that the 995,394 Shares are reserved for issuance upon the exercise of options.  Furthermore, the fifth paragraph has been revised to disclose the number of such options that are currently exercisable, the number of such options that will become exercisable upon the completion of the tender offer and the number of such options that are subject to the Stockholder Tender Agreement.

Additionally, a new sixth paragraph has been added which, among other things, explains the impact that the exercise of options could have on the Minimum Condition.

4.             See the penultimate paragraph on page 9.  We note that you take no responsibility for the accuracy of the information provided by Summa.  While you may include appropriate language about the limits on the reliability of the information, you may not disclaim responsibility for its accuracy.  Please revise.

Response:

The penultimate paragraph on page 9 has been deleted.

5.             You have indicated that “tenders of Shares pursuant to the Offer are irrevocable,” except as described in Section 4 of this Offer to Purchase.  Revise to disclose that Shares not yet accepted for payment or exchange after the expiration of sixty days from the commencement of the offer may be withdrawn.  See Section 14(d)(5) of the Exchange Act.

Response:

The first paragraph of Section 4 of the Offer to Purchase has been revised to add a sentence stating that Shares not accepted for payment by November 7, 2006, which is 60 days from the commencement of the Offer, may be withdrawn.

6.             Refer to your discussion that appears in Section 5.  Rather than refer to “certain” tax consequences in your heading and the disclosure that follows, please refer to “material” tax considerations.

Response:

The heading “Certain Federal Income Tax Consequences” has been revised to say “Material Federal Income Tax Consequences”.  Furthermore, the first sentence of Section 5 has been revised to state that the discussion covers the material federal income tax consequences to Stockholders tendering their shares pursuant to the Offer.

7.             In your discussion of Source and Amount of Funds in Section 10, please tell us what documentation exists to evidence the transfer of funds to be provided by Habasit to the Purchaser.  If a loan agreement, contract, arrangement or understanding exists with respect to the transfer of funds for purchase of the tendered Securities, such document should be filed as an exhibit to the Schedule TO pursuant to Item 1016 of Regulation M-A.  Further, if any of the funds are to be borrowed by Habasit, please provide the disclosure required pursuant to Item 1007(d) of Regulation M-A.

Response:

Habasit and the Purchaser have informed us that the Purchaser will receive the funds necessary to purchase the tendered Shares from Habasit through a capital contribution and an intercompany loan.  Section 10 has been revised to include a description of the intercompany loan, which Habasit and the Purchaser entered into on September 22, 2006.  The loan agreement has been filed as an exhibit to the Amendment.

Habasit has informed us that it will not borrow any of the funds to be transferred to the Purchaser for the purchase of the Shares tendered.

8.             In Section 15, you refer to this discussion as “Certain Conditions of the Offer.”  Are there other conditions, in addition to those set forth in this section that readers should be aware of?  If so, revise to clarify.  If not, please remove your reference to “certain.”

Response:

Because there are no other conditions that readers should be aware of, the heading “Certain Conditions of the Offer” has been revised to say “Conditions of the Offer”.

9.             Also, it is not clear from the disclosure by when the conditions must be satisfied.  You refer to acceptance as the time by when the conditions must be satisfied but acceptance occurs after the expiration of the offer.  Please revise the disclosure to make clear that all conditions to the offer, other than those dependent upon receipt of necessary government approvals, must be satisfied or waived on or before the expiration of the offer.

Response:

The first paragraph under the heading “Conditions to the Offer” has been revised to clarify that all conditions to the Offer, other than those dependent upon receipt of necessary government approvals, must be satisfied or waived on or before the Expiration Date.

10.           In the last paragraph in Section 15, we note that you may assert or waive the conditions “in whole or in part at any time and from time to time…”  In addition, you refer to such right as an “ongoing right that may be asserted at any time and from time to time.”  Defining the conditions as an “ongoing right” suggests that conditions may be asserted after the expiration of the offer.  Please revise to make clear that all conditions to the offer, other than those dependent upon receipt of governmental regulatory approval, must be satisfied or waived prior to the expiration of the offer.

Response:

The last paragraph on page 41 has been revised to clarify that the Filers’ right to assert or waive the conditions must be exercised prior to the Expiration Date.

Exhibit (a)(1)(B) – Letter of Transmittal

11.           Refer to Instruction 4.  Please confirm that you will return Shares “promptly,” not “as soon as practicable,” following the expiration of the offer, and not after acceptance of the Shares.  Refer to Rule 14e-1(c).

Response:

The Purchaser has informed us that it will return Shares promptly following the expiration of the Offer.

Sincerely,

/s/ Jay Rodriguez

Jay Rodriguez
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

JR:drn